Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Investments, Debt and Equity Securities [Abstract]
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements	$ 774,000,000
Securities exceeding 10% of Shareholders' Equity	0	$ 0
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months	$ 0
Securities with credit ratings downgraded | security	19
Value of securities with credit rating downgraded	$ 429,000,000
Unrealized loss on securities with credit downgraded	61,000,000
Allowance for credit losses, securities	0	0
Credit loss allowance balance, available-for-sale securities	0	0
Write off of accrued income	$ 0	$ 0
Recovery of impairment, other assets, number of positions | security	3
Percent change in investment income	50.00%	50.00%
Fixed-maturity securities	$ (1,000,000)	$ 0	$ 0
Debt securities, available-for-sale, unrealized loss position, issuers downgraded | security	12